Wilmington Small-Cap Growth Fund
WILMINGTON SMALL-CAP GROWTH FUND SUMMARY
Investment Goal
The Fund seeks to provide long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class I Shares. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the Fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Wilmington Funds. More information about these and other discounts is available from your financial professional, in the Fund’s prospectus in the section entitled “How are shares priced?”.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Wilmington Small-Cap Growth Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Wilmington Small-Cap Growth Fund		Class A Shares	Class I Shares
Management Fee		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.61%	0.61%
Acquired Fund Fees and Expenses		0.10%	0.10%
Total Annual Fund Operating Expenses		1.81%	1.56%
Fee Waivers and/or Expense Reimbursements	[1]	(0.24%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.57%	1.35%
[1]	The Fund's Advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 1.47% and 1.25%, respectively, not including the effects of acquired fund fees and expenses, taxes or extraordinary expenses. This waiver may be amended or withdrawn after August 31, 2014, or with the agreement of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example Wilmington Small-Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	701	1,066	1,454	2,540
Class I Shares	137	471	829	1,837

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund’s investment advisor purchases stocks of smaller companies that the investment advisor believes have the potential to achieve substantial long-term earnings growth and shareholder value. The Fund’s investment advisor employs a quantitative model to assist it in identifying potential investments, and uses an equity risk modeling tool to construct the Fund’s portfolio. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of U.S. small cap companies. Equity securities include common and preferred stocks, as well as convertible securities.

“Small cap companies” are defined as companies with market capitalizations at the time of purchase similar to companies in the S&P SmallCap 600 Index or the Russell 2000 Index. The Fund’s investment adviser will apply the definition at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2013, the market capitalization of companies in the S&P SmallCap 600 Index ranged from $95 million to $3.4 billion, and the market capitalization of companies in the Russell 2000 Index ranged from $23 million to $5.8 billion. The capitalization ranges of the indexes are subject to frequent change, and the indexes are re-balanced and reconstituted periodically. Thus, the applicable range of market capitalizations defining small cap companies at time of purchase and the companies in the indexes will likely differ from the ranges and constituent companies at June 30, 2013.
Principal Risks of Investing in the Fund
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance and increase the amount of taxes that you pay).
  Company Size Risk. The smaller companies in which the Fund may invest may have unproven track records, a limited product or service base, limited access to capital, and other attributes that can cause their share prices to fluctuate, and they may be more likely to fail than larger companies. Therefore, smaller companies may entail greater risks for investors than larger companies.
  Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.
  Information Risk. When the quantitative analytical tools ("Tools") and information and data ("Data") used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Tools and Data may not produce the desired results and the Fund may realize losses.
  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.wilmingtonfunds.com.
Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 25.45% 6/30/2003 Worst Quarter (28.11)% 12/31/2008

The Fund’s Class A Shares total return for the six-month period from January 1, 2013 to June 30, 2013 was 14.96%. The maximum Class A sales charge of 5.50%, which is normally deducted when you purchase shares, is not reflected in the best quarter/worst quarter returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average Annual Total Returns (For the periods ended December 31, 2012)
After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds Fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Average Annual Total Returns Wilmington Small-Cap Growth Fund	1 Year	5 Years	10 Years
Class A Shares	4.00%	(1.73%)	7.25%
Class A Shares Return After Taxes on Distributions	3.91%	(1.74%)	5.91%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	2.70%	(1.46%)	5.66%
Class I Shares	10.33%	(0.45%)	8.02%
Russell 2000 Growth (reflects no deduction for fees, expenses or taxes)	14.59%	3.49%	9.80%